Provisions - Schedule of Provisions (Details)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jul. 30, 2024 USD ($)	Jul. 30, 2024 TZS (Tsh)
Provisions [abstract]
Provision for WHT	$ 3,434,062	$ 3,434,062	$ 3,434,062	Tsh 8,426,336,706
Total	$ 3,434,062	$ 3,434,062